Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Depreciation, depletion and amortisation (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Impairment Of Assets [Abstract]
Depreciation, depletion and amortisation	[1]	$ 6,183	$ 5,743	$ 6,670	$ 11,926	$ 12,111
Of which:
Depreciation		5,559	5,738	5,463	11,297	10,593
Impairments		629	84	1,238	713	1,549
Impairment reversals		$ (6)	$ (79)	$ (31)	$ (85)	$ (32)

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.